OPERATING EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure of expenses [Abstract]
OPERATING EXPENSES
NOTE 9: OPERATING EXPENSES

	2022 £m	2021 £m	2020 £m
Staff costs:
Salaries	2,350	2,260	2,382
Performance-based compensation	409	282	106
Social security costs	322	290	271
Pensions and other post-retirement benefit schemes (note 27)	439	523	552
Restructuring costs	36	88	161
Other staff costs	297	249	143
	3,853	3,692	3,615
Premises and equipment costs:
Rent and rates	102	116	115
Repairs and maintenance	136	161	172
Other[1]	54	(62)	138
	292	215	425
Other expenses:
Communications and data processing	1,412	1,154	996
Advertising and promotion	170	161	184
Professional fees	210	150	128
Regulatory and legal provisions (note 29)	225	1,177	414
Other	689	880	760
	2,706	3,522	2,482
Depreciation and amortisation:
Depreciation of property, plant and equipment[2]	1,453	1,823	2,017
Amortisation of other intangible assets (note 20)	895	954	653
	2,348	2,777	2,670
Goodwill impairment (note 19)	–	–	4
Total operating expenses	9,199	10,206	9,196
1Net of profits on disposal of operating lease assets of £197 million (2021: £249 million; 2020: £127 million).
2Comprising depreciation in respect of premises £112 million (2021: £121 million; 2020: £124 million), equipment £558 million (2021: £777 million; 2020: £676 million), operating lease assets £570 million (2021: £709 million; 2020: £1,002 million) and right-of-use assets £213 million (2021: £216 million; 2020: £215 million).
Average headcount
The average number of persons on a headcount basis employed by the Group during the year was as follows:

	2022	2021	2020
UK	62,062	63,649	67,115
Overseas	487	512	515
Total	62,549	64,161	67,630